NATURE OF BUSINESS AND GOING CONCERN (Tables)	12 Months Ended
Sep. 30, 2018
NATURE OF BUSINESS AND GOING CONCERN
Schedule of Company's subsidiaries and VIE
Name	Date of Incorporation	Place of Incorporation	Percentage of Interest	Principal Activities	Nature of company
UMeLook Holdings Limited	February 14, 2012	British Virgin Islands	100%	Holding company	Subsidiary
UMeZone Holdings Limited	August 27, 2012	British Virgin Islands	100%	Dormant	Subsidiary
AlphaRx International Holdings	August 24, 2004	British Virgin Islands	0%	Dissolved on Oct 1 2017	Subsidiary
AlphaRx Canada Limited	September 25, 1997	Canada	100%	Dormant	Subsidiary
AlphaRx Life Science Limited	July 21, 2004	Hong Kong	0%	Dissolved on Oct 1 2017	Subsidiary
UMeLook Limited	February 23, 2012	Hong Kong	100%	Holding company of WFOE	Subsidiary
UMeZone Adaptive Learning Technology Limited	September 7, 2012	Hong Kong	100%	Dormant	Subsidiary
UMeLook (Guangzhou) Information Technology Co. Ltd. (WFOE)	October 29, 2012	China	100%	Holding company	Subsidiary
YouYiXue (Guangzhou) Information Technology Co. Ltd.	April 23, 2013	China	100%	Dormant	Subsidiary
Guangzhou XinYiXun Network Technology Co. Ltd.	July 9, 2012	China	Contractual arrangements	Online education	VIE

Schedule of the assets and liabilities
	September 30, 2018	September 30, 2017
Assets
Cash	$366	$1,619
Prepayment and other assets	15,909	18,366
Property and equipment, net	114	4,877
Total assets of VIE	$16,389	$24,862
Liabilities
Accrued liabilities and other payable	$359,289	$84,418
Due to VIE holding companies	18,774	18,224
Due to related parties	2,231,345	2,758,988
Total liabilities of VIE	$2,609,408	$2,861,630